Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	tst1_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Asset Allocation – Growth VP

Supplement Dated May 2, 2016 to the Prospectus and Summary Prospectus Dated May 1, 2016

* * *

Effective on or about July 1, 2016, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”) with respect to Transamerica Asset Allocation – Growth VP (the “portfolio”) and will enter into a new investment sub-advisory agreement with J.P. Morgan Investment Management Inc. with respect to the portfolio. In connection with the change in sub-adviser, the portfolio’s principal investment strategies will change. The portfolio will also have a new management fee schedule. The portfolio’s investment manager, TAM, investment objective and benchmark indexes will remain the same.

Until July 1, 2016, the following information supplements and supersedes any contrary information contained in the Prospectus and Summary Prospectus dated May 1, 2016 concerning the portfolio:

PRINCIPAL INVESTMENT STRATEGIES:

Until July 1, 2016, the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets in a broad mix of underlying Transamerica funds (“underlying portfolios”).

Under normal circumstances, the portfolio expects to invest primarily in underlying portfolios that invest primarily in U.S. and foreign equities (including emerging and frontier markets), which may include, among other things, stocks, commodity-related securities and alternative investments.

In managing the portfolio, the sub-adviser uses a combination of a global “top down” analysis and a “bottom up” fundamental analysis. In the sub-adviser’s qualitative “top down” approach, the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide. In its “bottom up” analysis of underlying portfolios, the sub-adviser considers various fundamental and other factors, such as performance, manager experience, size of portfolio, and the portfolio’s investment parameters. In addition, in allocating portfolio assets among underlying portfolios, the sub-adviser considers the risk profile of the underlying portfolios in light of the portfolio’s asset allocation targets and investment objective. These analyses inform the sub-adviser’s allocation of portfolio assets among asset classes and underlying portfolios.

The portfolio may also invest in underlying portfolios that invest primarily in fixed income and invest directly in U.S. government securities and/or short-term commercial paper.

Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio (not the sub-adviser of the portfolio) decides which securities to purchase and sell for that underlying portfolio. The portfolio’s exposure to the risks associated with the underlying portfolios will vary, sometimes significantly, depending on, among other things, the changes that the underlying portfolios make to their investments from time to time. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying portfolios.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios.

The portfolio expects to routinely use equity-related derivative instruments (primarily exchange-traded equity index futures) as a means to manage (increase or decrease) equity exposure without having to purchase or sell shares of underlying portfolios to do so. For example, when the level of market volatility is increasing, the sub-adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an equity index.

In addition, the portfolio uses equity or fixed income related derivative instruments (primarily exchange-traded equity index futures or U.S. Treasury futures) from time to time to try to attain desired risk profiles (for example, in an effort to manage or limit certain existing risks or exposures or in an effort to gain or create certain desired risks or exposures), or in an effort to increase the portfolio’s return as a non-hedging strategy that may be considered speculative.

The portfolio may use currency futures in response to currency related risks and exposures in the portfolio’s investments. These currency positions (or portions thereof) may be used to manage (increase or decrease) currency exposures or in an effort to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. The portfolio’s currency derivatives positions could be significant at times, and could have a considerable impact on the portfolio’s performance.

The portfolio could utilize other types of derivatives or could use derivatives for purposes in addition to those described above. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding 100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.

The sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.

* * *

Investors Should Retain this Supplement for Future Reference

May 2, 2016

Transamerica Asset Allocation - Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst1_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Asset Allocation – Growth VP

Supplement Dated May 2, 2016 to the Prospectus and Summary Prospectus Dated May 1, 2016

* * *

Effective on or about July 1, 2016, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”) with respect to Transamerica Asset Allocation – Growth VP (the “portfolio”) and will enter into a new investment sub-advisory agreement with J.P. Morgan Investment Management Inc. with respect to the portfolio. In connection with the change in sub-adviser, the portfolio’s principal investment strategies will change. The portfolio will also have a new management fee schedule. The portfolio’s investment manager, TAM, investment objective and benchmark indexes will remain the same.

Until July 1, 2016, the following information supplements and supersedes any contrary information contained in the Prospectus and Summary Prospectus dated May 1, 2016 concerning the portfolio:

PRINCIPAL INVESTMENT STRATEGIES:

Until July 1, 2016, the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets in a broad mix of underlying Transamerica funds (“underlying portfolios”).

Under normal circumstances, the portfolio expects to invest primarily in underlying portfolios that invest primarily in U.S. and foreign equities (including emerging and frontier markets), which may include, among other things, stocks, commodity-related securities and alternative investments.

In managing the portfolio, the sub-adviser uses a combination of a global “top down” analysis and a “bottom up” fundamental analysis. In the sub-adviser’s qualitative “top down” approach, the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide. In its “bottom up” analysis of underlying portfolios, the sub-adviser considers various fundamental and other factors, such as performance, manager experience, size of portfolio, and the portfolio’s investment parameters. In addition, in allocating portfolio assets among underlying portfolios, the sub-adviser considers the risk profile of the underlying portfolios in light of the portfolio’s asset allocation targets and investment objective. These analyses inform the sub-adviser’s allocation of portfolio assets among asset classes and underlying portfolios.

The portfolio may also invest in underlying portfolios that invest primarily in fixed income and invest directly in U.S. government securities and/or short-term commercial paper.

Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio (not the sub-adviser of the portfolio) decides which securities to purchase and sell for that underlying portfolio. The portfolio’s exposure to the risks associated with the underlying portfolios will vary, sometimes significantly, depending on, among other things, the changes that the underlying portfolios make to their investments from time to time. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying portfolios.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios.

The portfolio expects to routinely use equity-related derivative instruments (primarily exchange-traded equity index futures) as a means to manage (increase or decrease) equity exposure without having to purchase or sell shares of underlying portfolios to do so. For example, when the level of market volatility is increasing, the sub-adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an equity index.

In addition, the portfolio uses equity or fixed income related derivative instruments (primarily exchange-traded equity index futures or U.S. Treasury futures) from time to time to try to attain desired risk profiles (for example, in an effort to manage or limit certain existing risks or exposures or in an effort to gain or create certain desired risks or exposures), or in an effort to increase the portfolio’s return as a non-hedging strategy that may be considered speculative.

The portfolio may use currency futures in response to currency related risks and exposures in the portfolio’s investments. These currency positions (or portions thereof) may be used to manage (increase or decrease) currency exposures or in an effort to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. The portfolio’s currency derivatives positions could be significant at times, and could have a considerable impact on the portfolio’s performance.

The portfolio could utilize other types of derivatives or could use derivatives for purposes in addition to those described above. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding 100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.

The sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.

* * *

Investors Should Retain this Supplement for Future Reference

May 2, 2016